Transfers of financial assets and servicing assets - Initial fair value of assets obtained as proceeds from residential mortgage loans securitized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 466,943	$ 516,022
GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	347,000	111,000
FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	413,000	94,000
Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	458,758	494,820
Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	347,396	412,500
Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	111,362	82,320
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	8,185	9,337
Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		11,865
Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		11,865
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		0
Level 1 | Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	458,758	506,685
Level 2 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	458,758	494,820
Level 2 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	347,396	412,500
Level 2 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	111,362	82,320
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2 | Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		11,865
Level 2 | Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		11,865
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	8,185	9,337
Level 3 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 8,185	9,337
Level 3 | Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		0
Level 3 | Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized		$ 0